Interbank Borrowings (Details) - Schedule of loans from financial institutions - Loans From Domestic Financial Institutions [Member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Interbank Borrowings (Details) - Schedule of loans from financial institutions [Line Items]
Interbank borrowings	$ 217,102	$ 286,603
Due within 1 year [Member]
Interbank Borrowings (Details) - Schedule of loans from financial institutions [Line Items]
Interbank borrowings	217,102	158,855
Due within 1 and 2 year [Member]
Interbank Borrowings (Details) - Schedule of loans from financial institutions [Line Items]
Interbank borrowings		117,344
Due After 2 Years But Within 3 years [Member]
Interbank Borrowings (Details) - Schedule of loans from financial institutions [Line Items]
Interbank borrowings		8,167
Due After 3 Years But Within 4 Years [Member]
Interbank Borrowings (Details) - Schedule of loans from financial institutions [Line Items]
Interbank borrowings		2,237
Due within 3 and 4 year [Member]
Interbank Borrowings (Details) - Schedule of loans from financial institutions [Line Items]
Interbank borrowings